CAPITAL STOCK	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
CAPITAL STOCK [Text Block]

14. CAPITAL STOCK

Authorized

As at December 31, 2022, the authorized share capital of the Company was an unlimited number of common shares without par value.

Common Shares

During the year ended December 31, 2022, the Company:

  Issued 211,795 common shares valued at $477 related to the Oijärvi acquisition agreement (Note 9).
  Issued 3,812,121 units pursuant to a private placement for gross proceeds of $10,000. Each unit consisted of one common share of the Company and one warrant which entitles the holder to purchase one common share of the Company for a period of five years at an exercise price of C$4.45. Using the residual value method with respect to the measurement of shares and warrants issued as private placement units, $1,330 was allocated to the value of the warrant component. In consideration for arranging the private placement, the Company paid share issue costs of $39 in cash.
  Issued 1,110,000 common shares for gross proceeds of $1,037 pursuant to the exercise of stock options.
  Issued 171,063 common shares with a value of $402 pursuant to a restricted share unit plan with executives and management of the Company.

During the year ended December 31, 2021, the Company:

  Issued 1,055,400 common shares for gross proceeds of $1,122 pursuant to the exercise of stock options.
  Issued 4,667 common shares valued at $10 pursuant to an agreement with a consultant to the Company.
  Issued 232,750 common shares with a value of $146 pursuant to the restricted share unit plan with executives and management of the Company.
  Issued 114,785 common shares valued at $352 related to the Oijärvi acquisition agreement (Note 9).
  Issued 12,323,048 common shares valued at $33,901 related to the acquisition of the SSR Mining royalty portfolio (Note 9).
  Issued 450,730 common shares at a value of $1,239 as part of the Sprott Credit Facility (Note 13).
  Completed a non-brokered private placement in two tranches and issued 6,500,000 units at a price of C$3.30 per unit for gross proceeds of $17,241. Each unit consisted of one common share and one half of one share purchase warrant. Each full warrant entitles the holder thereof to purchase one common share of the Company at a price of C$4.00 per common share in the first year and C$4.50 per common share in the second year. Using the residual value method with respect to the measurement of shares and warrants issued as private placement units, $51 was allocated to the value of the warrant component. In consideration for arranging the private placement, the Company paid finder's fees of $507 in cash and issued 149,282 finder's warrants. Each finder's warrant entitles the holder to purchase one common share at a price of C$3.50 per common share for one year from closing. The Company recorded $60 in share capital and reserves related to the fair value of the finders' warrants. The fair value of the finder's warrants issued as part of the private placement was estimated as of the date of the issuance using the Black-Scholes pricing model with the following weighted average assumptions: risk-free interest rate of 0.92%, dividend yield of 0%, volatility of 43.95% and an expected life of 1 year. The Company paid an additional $110 in legal and regulatory costs related to the private placement.

Stock Options

The Company adopted a stock option plan (the "Plan") pursuant to the policies of the TSX-V. The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time. The vesting terms are determined at the time of the grant, subject to the terms of the plan.

During the years ended December 31, 2022 and 2021, the change in stock options outstanding was as follows:

	Number	Weighted Average Exercise Price (C$)
Balance as at December 31, 2020	6,382,400	$1.70
Granted	1,801,500	3.98
Exercised	(1,055,400)	1.33
Forfeited	(20,000)	3.96
Balance as at December 31, 2021	7,108,500	$2.33
Granted	1,970,500	2.55
Exercised	(1,110,000)	1.22
Forfeited	(120,000)	3.07
Number of options outstanding as at December 31, 2022	7,849,000	$2.53

The following table summarizes information about the stock options which were outstanding and exercisable at December 31, 2022:

Date Granted	Number of Options	Exercisable	Exercise Price($C)	Expiry Date
July 10, 2018	1,264,000	1,264,000	1.30	July 10, 2023
November 28, 2018	10,000	10,000	1.57	November 28, 2023
December 14, 2018	20,000	20,000	1.42	December 14, 2023
June 6, 2019	1,335,000	1,335,000	1.70	June 6, 2024
November 18, 2019	30,000	30,000	1.80	November 18, 2024
January 21, 2020	60,000	60,000	2.22	January 21, 2025
April 22, 2020	20,000	20,000	2.50	April 22, 2025
June 10, 2020	1,406,500	1,406,500	2.62	June 10, 2025
October 5, 2020	24,000	24,000	3.50	October 5, 2025
May 6, 2021	1,206,500	1,206,500	4.11	May 6, 2026
May 12, 2021	15,000	15,000	4.28	May 12, 2026
June 21, 2021	20,000	20,000	3.67	June 21, 2026
August 19, 2021	500,000	500,000	3.66	August 19, 2026
September 8, 2021	10,000	10,000	3.51	September 8, 2026
April 29, 2022*	1,817,000	1,797,000	2.56	April 29, 2027
July 5, 2022	100,000	100,000	2.45	July 5, 2027
July 20, 2022	11,000	11,000	2.45	July 20, 2027

Total	7,849,000	7,829,000

* Includes options granted for investor relations services that vest 25% every 4 months from the date of grant.

The weighted average remaining useful life of exercisable stock options is 2.64 years (December 31, 2021 - 2.73 years).

Restricted share units

In 2017, the Company introduced a long-term restricted share unit plan ("RSUs"). The RSUs entitle employees, directors, or officers to common shares of the Company upon vesting based on vesting terms determined by the Company's Board of Directors at the time of grant. A total of 3,200,000 RSUs are reserved for issuance under the plan and the number of shares issuable pursuant to all RSUs granted under this plan, together with any other compensation arrangement of the Company that provides for the issuance of shares, shall not exceed ten percent (10%) of the issued and outstanding shares at the grant date.

During the years ended December 31, 2022 and 2021, the change in RSUs outstanding was as follows:

Number
Balance as at December 31, 2020	1,076,000
Vested	(326,500)
Granted	470,000
Balance as at December 31, 2021	1,219,500
Vested	(241,750)
Forfeited	(77,750)
Granted	520,000
Balance as at December 31, 2022	1,420,000

The following table summarizes information about the RSUs which were outstanding at December 31, 2022:

Evaluation Date	December 31, 2021	Granted	Vested	Expired/Cancelled	December 31, 2022
December 31, 2021*	312,500	-	(234,750)	(77,750)	-
November 18, 2022*	7,000	-	(7,000)	-	-
December 31, 2022**	430,000	-	-	-	430,000
December 31, 2023	470,000	-	-	-	470,000
December 31, 2024	-	520,000	-	-	520,000
Total	1,219,500	520,000	(241,750)	(77,750)	1,420,000

*Based on the achievement of performance as evaluated by the Compensation Committee, 241,750 RSUs with evaluation dates of December 31, 2021 and November 18, 2022 had vested based on preset performance criteria previously established on the grant date. Of the 241,750 vested, 70% being 164,063 were paid in shares and the balance modified and settled in cash.

**As at December 31, 2022 the RSU's with an evaluation date of December 31, 2022 have not yet been determined to have vested or expired.

Warrants

During the years ended December 31, 2022 and 2021, the change in warrants outstanding was as follows:

	Number	Weighted Average Exercise Price (C$)

Balance as at December 31, 2020	-	$-
Issued	3,399,280	3.98
Balance as at December 31, 2021	3,399,280	3.98
Issued	3,812,121	4.45
Expired	(149,282)	3.50
Balance as at December 31, 2022	7,062,119	$4.47

The following table summarizes information about the warrants which were outstanding at December 31, 2022:

Date Issued	Number of Warrants	Exercisable	Exercise Price (C$)	Expiry Date
November 5, 2021	3,249,998	3,249,998	4.50	November 5, 2023
April 14, 2022	3,812,121	3,812,121	4.45	April 14, 2027
Total	7,062,119	7,062,119

Share-based Payments

During the year ended December 31, 2022 the Company recorded aggregate share-based payments of $3,429 (2021 - $4,161) as they relate to the fair value of stock options and RSU's vested, and RSU's settled in cash during the period. Share-based payments for the years ended December 31, 2022 and 2021 are allocated to expense accounts as follows:

Year ended Deceember 31, 2022	General and Administrative Expenses	Royalty Generation Costs	Total
Fair value of stock options vested	$962	$795	$1,757
RSU's vested	1,530	142	1,672
	$2,492	$937	$3,429

Year ended December 31, 2021	General and Administrative Expenses	Royalty Generation Costs	Total
Fair value of stock options vested	$1,403	$1,205	$2,608
RSUs vested	1,285	-	1,285
RSUs settled in cash	247	22	268
	$2,935	$1,226	$4,161

The weighted average fair value of the stock options granted during the year ended December 31, 2022 was C$1.16 (2021 - C$1.81) per stock option. The fair value of stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

	December 31, 2022	December 31, 2021
Risk free interest rate	2.76%	0.88%
Expected life (years)	5	5
Expected volatility	48.7%	53.3%
Dividend yield	0%	0%